Stockholders' Equity - Common Stock (Detail)	Jun. 30, 2016 Vote $ / shares shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2015 shares	Feb. 23, 2015 shares	Dec. 31, 2014 $ / shares shares
Stockholders' Equity
Common stock, issued (in shares)	84,526,093	17,324,003			17,446,051
Common stock, outstanding (in shares)	84,526,093	17,324,003			17,446,051
Common stock, authorized (in shares)	1,100,000,000	102,000,000			77,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001			$ 0.001
Common Class A
Stockholders' Equity
Common stock, issued (in shares)	11,647,711
Common stock, outstanding (in shares)	11,647,711
Common stock, authorized (in shares)	1,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Votes per share | Vote	1
Common Class B
Stockholders' Equity
Common stock, issued (in shares)	72,878,382
Common stock, outstanding (in shares)	72,878,382
Common stock, authorized (in shares)	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Votes per share | Vote	10
Preferred Stock | Authy, Inc. | Series T Preferred Stock
Stockholders' Equity
Shares held in escrow (in shares)	617,634	687,885	687,885	180,000